Note 12 - Stock-Based Compensation (Details) - Weighted Average Values for Options Issued (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Weighted Average Values for Options Issued [Abstract]
Life of common stock options	$ 10	$ 10
Historical volatility period of common stock	$ 5	$ 5